Note 6 - Financial Assets and Financial Liabilities - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Financial assets		$ 283,414	$ 362,788
Financial liabilities		101,904	66,992
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liabilities		101,904	66,992
Financial liabilities at amortised cost, category [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Financial liabilities		8,060	7,836
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities		47,242	46,937
Financial liabilities at amortised cost, category [member] | Dividends payable [member]
Statement Line Items [Line Items]
Current financial liabilities	[1]	35,965	0
Financial liabilities at amortised cost, category [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Financial liabilities		10,636	12,220
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial assets		119,055	133,263
Financial assets at amortised cost, category [member] | Receivables from sale of investments [member]
Statement Line Items [Line Items]
Current financial assets	[1]	57,223	56,347
Financial assets at amortised cost, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Current financial assets		55,270	57,923
Financial assets at amortised cost, category [member] | Other receivables [member]
Statement Line Items [Line Items]
Current financial assets	[2]	6,561	18,993
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial assets		164,359	229,525
Financial assets at fair value through profit or loss, category [member] | Receivables from sale of investments [member]
Statement Line Items [Line Items]
Financial assets		0	76,278
Financial assets at fair value through profit or loss, category [member] | Unlisted preferred and ordinary shares [member]
Statement Line Items [Line Items]
Financial assets	[3]	164,359	86,997
Financial assets at fair value through profit or loss, category [member] | Listed equity instruments [member[
Statement Line Items [Line Items]
Financial assets		$ 0	$ 66,250

[1]	In the Statement of Financial Position as of June 30, 2023, $25.1 million of the receivable due from Kunlun was offset against an equal amount of dividends payable.
[2]	Other non-current receivables are presented as part of non-current investments and financial assets in the Statement of Financial Position while other current receivables are presented separately.
[3]	As of June 30, 2023, Opera held investments in ordinary and preferred shares in OPay with a total carrying amount of $163.5 million, and ordinary shares in Fjord Bank with a carrying amount of $0.9 million. In the Statement of Financial Position as of June 30, 2023, the investment in OPay was classified and presented as held for sale while the investment in Fjord Bank was presented as part of non-current investments and financial assets.